Oppenheimer Capital Income Fund           Oppenheimer Limited-Term Government
                                          Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Main Street Small Cap Fund
Oppenheimer Core Bond Fund                Oppenheimer Quest International Value
                                          Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Principal Protected Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Principal Protected Fund
                                          II
Oppenheimer Emerging Technologies Fund    Oppenheimer Principal Protected Fund
                                          III
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small- & Mid- Cap Value
                                          Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International Diversified     Oppenheimer Variable Account Funds
Fund
Oppenheimer International Growth Fund     Panorama Series Fund, Inc.
Oppenheimer International Small Company   Portfolio Series
Fund
Oppenheimer International Value Fund

               Prospectus Supplement dated October 12, 2006

     This supplement amends the Prospectus of each of the above-referenced Funds
(each a "Fund" and  together  the  "Funds")  and is in addition to any  existing supplements.

     For each of the Funds,  effective  October 12, 2006 the Prospectus  section titled "About the Fund's  Investments - Other Investment  Strategies" is amended by adding the  following  paragraph  immediately  preceding  the section  titled
"Temporary Defensive and Interim Investments":

     Investments  in Oppenheimer  Institutional  Money Market Fund. The Fund can
invest its free cash balances in the Class E shares of Oppenheimer Institutional
Money  Market Fund,  to seek current  income  while  preserving  liquidity.  The
Oppenheimer  Institutional Money Market Fund is a registered open-end management investment  company,  regulated  as a money  market  fund  under the  Investment
Company  Act of 1940,  as  amended.  It  invests  in a  variety  of  short-term, high-quality,  dollar-denominated  money market  instruments  issued by the U.S.
government,  domestic and foreign corporations and financial  institutions,  and other entities.  As a shareholder,  the Fund will be subject to its proportional share of the  Oppenheimer  Institutional  Money Market  Fund's Class E expenses, including  its advisory  fee.  However,  the Manager will waive a portion of the
Fund's  advisory  fee to the extent of the Fund's share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.

October 12, 2006                                              PS0000.024